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AMERICAS
US Legal Services

J. Neil McMurdie
Senior Counsel
Tel: 860.580.2824 | Fax: 860.580.4897
Email: neil.mcmurdie@us.ing.com

May 1, 2012

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Attention: Filing Desk

Re:	ReliaStar Life Insurance Company and its Separate Account N Prospectus Title: ING Encore/Encore Flex Variable Annuity File Nos.: 333-120636 and 811-09002 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company and its Separate Account N, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

•	The form of the Contract Prospectus Supplement, Contract Prospectus and Statement of
Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced
Registration Statement; and
•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 9, 2012.

If you have any questions, please call the undersigned at 860.580.2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site One Orange Way, C2N Windsor, CT 06095-4774	ING North America Insurance Corporation